Segment and Revenue by Geography and By Major Customer	3 Months Ended
Mar. 31, 2025
Segment and Revenue by Geography and by Major Customer [Abstract]
SEGMENT AND REVENUE BY GEOGRAPHY AND BY MAJOR CUSTOMER

NOTE 14 - SEGMENT AND REVENUE BY GEOGRAPHY AND BY MAJOR CUSTOMER:

a.	The chief operating decision maker (the “CODM”) is the Company’s Chief Executive Officer, who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit and operating loss by the two identified reportable segments. The Company’s business includes two operating segments based on the two markets the Company serves:

Cross Industry Business: The Company’s solutions for the non-automotive verticals, including audio-video, industrial, machine vision and medical markets, that deliver superior, plug-and-play convergence and distribution of different interfaces, through a single long-distance category cable.

Automotive: Valens Automotive delivers safe & resilient high-speed in-vehicle connectivity for advanced car architectures, realizing the vision of connected and autonomous cars.

For the purpose of evaluating financial performance and allocating resources, the CODM reviews financial information presented on a consolidated basis accompanied by disaggregated information about revenues, gross profit and operating loss by the two identified reportable segments, to make decisions about resources to be allocated to the segments and assess their performance. Assets information is not provided to the CODM and is not reviewed. Revenues and cost of goods sold are directly associated with the activities of a specific segment. Direct operating expenses, including general and administrative expenses, associated with the activities of a specific segment are charged to that segment. General and administrative expenses which cannot be attributed directly, are allocated evenly between segments. Other operating expenses are allocated to segments based on headcount ratio.

The CODM monitors the gross profit of each segment to analyze fluctuations relative to prior periods (cost reductions, change in product mix etc.).

The CODM uses segment operating profit (loss) to evaluate income (loss) generated from segment assets in deciding whether to reinvest profits into the segment. Segment operating profit (loss) is used to monitor budget versus actual results, in order to assess the performance of the segment.

	Three months ended on March 31, 2025
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	11,753	5,075	16,828
Cost of revenues	(3,629)	(2,617)	(6,246)
Gross profit	8,124	2,458	10,582
Research and development expenses	6,653	3,937	10,590
Sales and marketing expenses	2,791	2,816	5,607
General and administrative expenses	2,029	1,638	3,667
Change in earnout liability	174	-	174
Segment operating loss	(3,523)	(5,933)	(9,456)
Change in fair value of Forfeiture Shares			-
Financial income, net			1,238
Loss before taxes on income			(8,218)

Depreciation and Amortization expenses	537	233	770
Stock-based compensation	1,875	2,291	4,166
	Three months ended on March 31, 2024
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	7,177	4,382	11,559
Cost of revenues	(1,638)	(3,106)	(4,744)
Gross profit	5,539	1,276	6,815
Research and development expenses	5,857	4,288	10,145
Sales and marketing expenses	1,873	2,515	4,388
General and administrative expenses	1,839	1,732	4,858
Segment operating loss	(4,030)	(7,259)	(11,289)
Change in fair value of Forfeiture Shares			25
Financial income, net			1,234
Loss before taxes on income			(10,030)

Depreciation and Amortization expenses	228	228	456
Stock-based compensation	1,721	2,043	3,764

b.	Geographic Revenues

The following table shows revenue by geography, based on the customers’ “bill to” location:

	Three months ended March 31
	2025	2024
	U.S. dollars in thousands
Israel	64	253
Hungary	2,880	2,071
United States	2,686	1,450
Portugal	2,237	1,867
China	2,221	1,519
Hong Kong	1,815	733
Switzerland	1,476	21
Japan	1,329	1,198
Other	2,120	2,447
	16,828	11,559
c.	Supplemental data - Major Customers:

The following tables summarize the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:

	March 31, 2025	December 31, 2024
Accounts Receivable	% of Account Receivable
Customer A	18%	14%
Customer B	17%	14%
Customer C	16%	18%
Customer D	11%	16%

	Three months ended March 31
	2025	2024
	% of Revenues
Revenues
Customer A	13%	16%
Customer B	11%	2%
Customer E	4%	15%
Customer F	5%	11%
Customer G	8%	10%

d.	Long-lived assets by Geography:

	March 31, 2025	December 31, 2024
	U.S. dollars in thousands
Domestic (Israel)	9,085	9,482
China	228	314
USA	873	931
Other	207	286
	10,393	11,013